Significant Accounting Policies (Details) - Schedule of Computing Basic and Diluted Net Loss Per Share from Operations - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (695)	$ (1,248)	$ (952)
Deemed dividend related to trigger of down round protection feature (see Note 11 below)	(7)
Net basic loss	(874)	(1,248)	(952)
Change in fair value of derivative warrant liability (see Note 8 below)	(66)
Change in fair value of convertible advanced investment (see Note 9 below)	(269)
Net diluted loss	$ (1,037)	$ (1,248)	$ (952)
Denominator:
Ordinary shares used in computing basic net loss per share (in Shares)	11,194,097	2,578,760	2,578,760
Incremental ordinary shares to be issued upon exercise of derivative warrant liability (in Shares)	24,834
Incremental ordinary shares to be issued upon conversion of convertible advanced investments (in Shares)	230,880
Ordinary shares used in computing diluted net loss per share (in Shares)	11,449,811	2,578,760	2,578,760
Basic net loss per ordinary share (in Dollars per share)	$ (0.06)	$ (0.48)	$ (0.37)
Diluted net loss per ordinary share (in Dollars per share)	$ (0.09)	$ (0.48)	$ (0.37)